EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the GMO Series Trust Multi-Class Prospectus dated June 30, 2017, filed with the Securities and Exchange Commission on June 30, 2017 (SEC Accession No. 0001571049-17-006452) pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document